Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of deferred tax variation
Opening balance	$ (5,972)	$ (5,504)	$ (3,310)
Deferred tax on income	(556)	(2,417)	(1,429)
Deferred tax on shareholders' equity	(741)	1,353	(546)
Changes in scope of consolidation and others	(1,102)	218	(315)
Currency translation adjustment	101	378	96
CLOSING BALANCE	$ (8,270)	$ (5,972)	$ (5,504)